Share-based payment - Summary of Outstanding Equity Incentive Options, Strike Prices and Expiry Dates (Details)	12 Months Ended
Dec. 31, 2024 Option $ / shares
Equity Incentive Options Granted, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2024
Number of outstanding options granted | Option	1,310,000
Strike Price | $ / shares	$ 29.09
Average option fair value at grant date | $ / shares	$ 13.92
Expiry Date	2034
Equity Incentive Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted | Option	1,310,000